Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014
Loss Contingencies [Line Items]
Claims pertaining to damages to nonregistration of shares				$ 450,000
Damage related to LDM' s breach of the agreement.		$ 1,000,000
Loss pertaining to Mr. Milton Wilpon for Litigation settlement	$ 929,000
Contingent Liabilities related to audit fees in percentage	10.00%
Subsequent Event [Member]
Loss Contingencies [Line Items]
Damage related to PDR's actions			$ 900,000